LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020
Leases
Operatting lease monthly payments	$ 10
Operating lease liability	141	$ 118	$ 164
Operating leases right-of-use asset	$ 143	$ 123	$ 164